Financial instruments, Interest Bearing Debt (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Nov. 30, 2022	Jun. 30, 2021	May 31, 2021	Apr. 30, 2020	Nov. 30, 2014
Interest-bearing debt [Abstract]
Remaining notional			$ 415,114
Carrying amount			$ 409,424	$ 428,726
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity			2028
Remaining notional			$ 32,500
Carrying amount			$ 31,834	34,097				$ 37,500
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread			2.05%					2.05%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity			2025
Remaining notional			$ 26,693
Carrying amount			$ 26,635	28,982							$ 36,400	$ 49,400
Danish Ship Finance Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread			2.00%		2.00%
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread												2.00%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity			2027
Remaining notional			$ 93,521
Carrying amount			$ 91,735	90,594						$ 316,200
Percentage of credit adjustment spread (CAS)	[1]		0.26%
Undrawn borrowing facilities			$ 139,400
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread			1.90% [1]				1.90%
Nordea Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread									1.90%
ING Credit Facility [Member]
Interest-bearing debt [Abstract]
Undrawn borrowing facilities			$ 40,100
ING Credit Facility One [Member]
Interest-bearing debt [Abstract]
Maturity			2029
Remaining notional			$ 221,150
Carrying amount		$ 405,000	$ 218,311	231,258
ING Credit Facility One [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90%	1.90%
Percentage of credit adjustment spread (CAS)		0.26%
ING Credit Facility Two [Member]
Interest-bearing debt [Abstract]
Maturity			2029
Remaining notional			$ 41,250
Carrying amount			$ 40,910	$ 43,794		$ 45,000
ING Credit Facility Two [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread			1.80%			1.80%

[1]	Credit Adjustment Spread (CAS) of 0.26%.